DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Australia - 6.0%
AGL Energy Ltd.	3,104	$22,517
Aurizon Holdings Ltd.	9,465	27,919
BHP Group Ltd.	14,972	569,482
Coca-Cola Amatil Ltd.	2,494	25,854
Computershare Ltd.	2,356	24,205
Fortescue Metals Group Ltd.	8,603	160,583
Magellan Financial Group Ltd.	716	24,080
Medibank Pvt Ltd.	13,622	29,213
Rio Tinto Ltd.	1,871	184,238
Treasury Wine Estates Ltd.	3,614	30,498
Wesfarmers Ltd.	5,820	221,868

(Cost $923,482)		1,320,457

Belgium - 0.1%
Proximus SADP
(Cost $21,454)	750	14,748

Brazil - 1.8%
BB Seguridade Participacoes SA	3,471	15,838
CPFL Energia SA	1,200	6,214
Engie Brasil Energia SA	1,157	8,543
Hypera SA	1,820	10,705
Petrobras Distribuidora SA	3,586	12,818
Telefonica Brasil SA	2,583	20,393
Vale SA	18,793	318,733

(Cost $359,931)		393,244

Canada - 7.7%
BCE, Inc.	766	32,933
Canadian Tire Corp. Ltd., Class A	288	37,408
Great-West Lifeco, Inc.	1,404	36,120
iA Financial Corp., Inc.	533	27,530
IGM Financial, Inc.	391	10,723
Inter Pipeline Ltd.	2,292	32,425
Keyera Corp.(a)	1,149	22,390
Magna International, Inc.	1,426	120,737
Manulife Financial Corp.	9,979	199,974
Pembina Pipeline Corp.(a)	2,758	70,497
Power Corp. of Canada	2,921	70,787
Royal Bank of Canada	7,232	619,004
Shaw Communications, Inc., Class B	2,321	40,608
Sun Life Financial, Inc.(a)	2,976	143,958
TC Energy Corp.	4,758	200,317
TELUS Corp.	2,141	43,125

(Cost $1,558,606)		1,708,536

Chile - 0.2%
Cia Cervecerias Unidas SA	937	8,092
Enel Americas SA	163,584	24,916
Enel Chile SA	166,595	12,325

(Cost $51,295)		45,333

China - 5.5%
Anhui Conch Cement Co. Ltd., Class A	1,100	9,055
Anhui Conch Cement Co. Ltd., Class H	6,164	39,651
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	3,238
China Communications Services Corp. Ltd., Class H	16,248	7,666
China Construction Bank Corp., Class H	487,894	391,832
China Fortune Land Development Co. Ltd., Class A	1,310	1,714
China Hongqiao Group Ltd.	8,198	10,166
China Medical System Holdings Ltd.	7,577	11,838
China Pacific Insurance Group Co. Ltd., Class A	1,600	10,911
China Pacific Insurance Group Co. Ltd., Class H	14,129	64,932
China Railway Group Ltd., Class H	16,876	8,919
China Shenhua Energy Co. Ltd., Class A	1,500	4,109
China Shenhua Energy Co. Ltd., Class H	17,036	32,371
China Vanke Co. Ltd., Class A	3,400	17,368
China Vanke Co. Ltd., Class H	8,454	35,855
China Yangtze Power Co. Ltd., Class A	6,700	20,421
CIFI Holdings Group Co. Ltd.	16,174	15,325
Country Garden Holdings Co. Ltd.	39,460	49,087
Daqin Railway Co. Ltd., Class A	5,300	5,341
Dongfeng Motor Group Co. Ltd., Class H	14,543	13,386
Fujian Sunner Development Co. Ltd., Class A	200	889
Gemdale Corp., Class A	1,900	3,718
Guangzhou Automobile Group Co. Ltd., Class H	14,590	13,542
Hengan International Group Co. Ltd.	3,257	22,546
Huaxin Cement Co. Ltd., Class A	600	2,073
Huayu Automotive Systems Co. Ltd., Class A	900	3,583
Industrial & Commercial Bank of China Ltd., Class A	15,700	13,011
Industrial & Commercial Bank of China Ltd., Class H	311,546	203,217
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,200	2,938
Jiangsu Expressway Co. Ltd., Class H	7,095	8,241
Logan Group Co. Ltd.	7,797	12,142
New China Life Insurance Co. Ltd., Class H	4,761	18,167
People’s Insurance Co. Group of China Ltd., Class H	38,348	11,914
Postal Savings Bank of China Co. Ltd., Class A	8,400	7,933
Postal Savings Bank of China Co. Ltd., Class H, 144A	50,243	37,371
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,049
Seazen Holdings Co. Ltd., Class A	900	7,076

Shaanxi Coal Industry Co. Ltd., Class A	2,600	4,301
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,040	4,838
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,362	6,163
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	2,000	3,123
Shenergy Co. Ltd., Class A	3,400	2,734
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	3,741
Sichuan Chuantou Energy Co. Ltd., Class A	2,000	3,312
Sinopharm Group Co. Ltd., Class H	6,484	15,179
Uni-President China Holdings Ltd.	5,346	6,423
Want Want China Holdings Ltd.	23,998	17,324
Wens Foodstuffs Group Co. Ltd., Class A	2,600	7,291
Yunnan Baiyao Group Co. Ltd., Class A	500	10,094
Zhejiang Expressway Co. Ltd., Class H	9,518	8,307
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,100	3,152

(Cost $1,260,352)		1,219,577

Colombia - 0.1%
Ecopetrol SA
(Cost $20,387)	24,368	15,162

Cyprus - 0.1%
Polymetal International PLC
(Cost $12,154)	1,171	23,314

Denmark - 0.3%
Pandora A/S	505	49,426
Tryg A/S	854	27,044

(Cost $50,856)		76,470

Egypt - 0.0%
Eastern Co. SAE	5,836	5,520
ElSewedy Electric Co.	5,527	3,355

(Cost $8,548)		8,875

Finland - 1.1%
Elisa OYJ	722	43,248
Fortum OYJ	2,236	56,154
Orion OYJ, Class B	531	21,895
UPM-Kymmene OYJ	2,724	104,482
Wartsila OYJ Abp	2,176	25,097

(Cost $224,018)		250,876

France - 3.8%
Bouygues SA	1,146	46,683
Danone SA	3,174	217,518
Sanofi	5,743	528,391
Sodexo SA*	440	42,309

(Cost $743,522)		834,901

Germany - 8.6%
Allianz SE	2,104	510,257
BASF SE	4,678	384,582
Bayer AG	4,998	304,057
Evonik Industries AG	1,017	34,428
Hannover Rueck SE	307	52,281
HOCHTIEF AG	147	13,177
Siemens AG	3,888	603,970

(Cost $1,719,655)		1,902,752

Greece - 0.1%
Hellenic Telecommunications Organization SA
(Cost $19,365)	1,158	17,907

Hong Kong - 5.0%
Beijing Enterprises Holdings Ltd.	2,841	9,833
BOC Hong Kong Holdings Ltd.	18,925	62,942
Bosideng International Holdings Ltd.(a)	17,049	7,187
China Everbright Environment Group Ltd.	18,237	10,438
China Merchants Port Holdings Co. Ltd.	7,112	10,360
China Overseas Land & Investment Ltd.	20,157	51,033
China Resources Cement Holdings Ltd.	13,492	16,071
China Resources Land Ltd.	15,939	75,716
China State Construction International Holdings Ltd.	12,324	8,500
CK Asset Holdings Ltd.	13,041	76,575
CK Hutchison Holdings Ltd.	13,691	103,424
CK Infrastructure Holdings Ltd.	3,278	18,994
CLP Holdings Ltd.	8,326	81,196
Guangdong Investment Ltd.	14,386	25,740
Hang Lung Properties Ltd.	10,007	25,929
Hang Seng Bank Ltd.	3,890	75,219
Henderson Land Development Co. Ltd.	7,100	30,844
HKT Trust & HKT Ltd.(b)	18,969	25,773
Hopson Development Holdings Ltd.	3,136	10,288
Jardine Matheson Holdings Ltd.	1,100	57,552
Kingboard Holdings Ltd.	3,607	16,646
Kingboard Laminates Holdings Ltd.	5,947	10,150
Lee & Man Paper Manufacturing Ltd.	7,638	7,079
Power Assets Holdings Ltd.	6,942	38,570
Shenzhen International Holdings Ltd.	3,893	6,444
Shimao Group Holdings Ltd.	6,061	19,963
Sino Land Co. Ltd.	16,467	24,921
Sun Hung Kai Properties Ltd.	6,585	105,770
WH Group Ltd., 144A	47,104	42,262
Wharf Real Estate Investment Co. Ltd.	8,405	50,220

(Cost $1,091,070)		1,105,639

India - 0.9%
Bajaj Auto Ltd.	394	20,367
Bharat Petroleum Corp. Ltd.	3,257	19,938
GAIL India Ltd.	8,107	15,644
Hero MotoCorp Ltd.	574	25,183
Hindustan Petroleum Corp. Ltd.	3,255	10,739
Indian Oil Corp. Ltd.	10,940	14,597

Indus Towers Ltd.	3,534	12,398
ITC Ltd.	15,255	42,318
Power Grid Corp. of India Ltd.	11,509	33,563

(Cost $180,418)		194,747

Indonesia - 1.3%
PT Adaro Energy Tbk	80,014	6,630
PT Astra International Tbk	107,520	40,773
PT Bank Mandiri Persero Tbk(c)	94,043	40,616
PT Bank Negara Indonesia Persero Tbk	36,704	15,336
PT Bank Rakyat Indonesia Persero Tbk(c)	281,009	92,946
PT Indofood Sukses Makmur Tbk	26,429	11,229
PT Telekomunikasi Indonesia Persero Tbk	248,110	60,808
PT United Tractors Tbk	8,119	12,857

(Cost $241,966)		281,195

Italy - 2.7%
Assicurazioni Generali SpA	5,439	102,659
Enel SpA	41,487	395,000
Snam SpA	9,788	51,039
Terna Rete Elettrica Nazionale SpA	7,214	50,507

(Cost $598,828)		599,205

Japan - 8.5%
Amada Co. Ltd.	1,600	19,388
Asahi Kasei Corp.	6,200	66,691
Bridgestone Corp.	2,800	109,356
Daiwa House Industry Co. Ltd.	2,800	78,923
Isuzu Motors Ltd.	2,900	30,323
ITOCHU Corp.	6,800	202,200
Japan Tobacco, Inc.	6,209	112,186
Kajima Corp.	2,200	28,042
KDDI Corp.	8,300	256,308
Mitsubishi Gas Chemical Co., Inc.	800	18,615
MS&AD Insurance Group Holdings, Inc.	2,278	64,145
NGK Spark Plug Co. Ltd.	700	11,840
Nippon Telegraph & Telephone Corp.	6,500	168,265
Obayashi Corp.	3,500	29,993
Pola Orbis Holdings, Inc.	500	11,418
Sekisui House Ltd.	3,075	57,638
SoftBank Corp.	14,700	198,824
Sompo Holdings, Inc.	1,700	65,102
Sumitomo Chemical Co. Ltd.	7,500	36,254
Sumitomo Electric Industries Ltd.	4,000	58,063
T&D Holdings, Inc.	2,700	36,392
Taisei Corp.	1,000	35,245
Tokio Marine Holdings, Inc.	3,200	157,777
Tosoh Corp.	1,400	25,624

(Cost $1,711,769)		1,878,612

Kuwait - 0.1%
Mobile Telecommunications Co. KSC
(Cost $18,429)	9,689	20,073

Malaysia - 0.5%
HAP Seng Consolidated Bhd	3,082	6,480
Maxis Bhd	11,500	13,496
Petronas Gas Bhd	3,900	15,802
Public Bank Bhd	73,000	75,029
Sime Darby Bhd	15,600	8,749

(Cost $95,633)		119,556

Mexico - 0.5%
Coca-Cola Femsa SAB de CV	2,895	12,154
Grupo Mexico SAB de CV, Series B	15,934	75,691
Kimberly-Clark de Mexico SAB de CV, Class A	7,174	11,476

(Cost $58,410)		99,321

Netherlands - 1.0%
Koninklijke Ahold Delhaize NV	5,585	148,055
NN Group NV	1,533	71,081

(Cost $208,756)		219,136

New Zealand - 0.1%
Spark New Zealand Ltd.
(Cost $23,442)	9,251	30,874

Norway - 0.4%
Gjensidige Forsikring ASA	999	23,084
Mowi ASA	2,215	53,858

(Cost $73,625)		76,942

Peru - 0.4%
Credicorp Ltd.	339	54,243
Southern Copper Corp.	426	30,387

(Cost $61,151)		84,630

Philippines - 0.1%
Aboitiz Power Corp.	8,900	4,439
Globe Telecom, Inc.	167	6,973
International Container Terminal Services, Inc.	4,850	11,985

(Cost $19,470)		23,397

Portugal - 0.4%
EDP - Energias de Portugal SA
(Cost $53,911)	14,047	80,920

Qatar - 1.0%
Industries Qatar QSC	9,078	28,816
Masraf Al Rayan QSC	18,279	21,759
Mesaieed Petrochemical Holding Co.	20,729	10,701
Qatar Electricity & Water Co. QSC	2,939	14,042
Qatar Fuel QSC	2,833	13,131
Qatar Islamic Bank SAQ	6,226	26,841
Qatar National Bank QPSC	23,130	109,561

(Cost $216,030)		224,851

Russia - 2.6%
Alrosa PJSC	12,562	16,769
Gazprom PJSC	59,661	175,211
Inter RAO UES PJSC	170,079	11,649
LUKOIL PJSC	2,129	160,052
MMC Norilsk Nickel PJSC	318	99,618

Mobile TeleSystems PJSC, ADR	2,384	19,596
Novolipetsk Steel PJSC	5,970	17,931
PhosAgro PJSC, GDR	776	13,611
Severstal PAO	1,033	18,696
Tatneft PJSC	7,512	52,860

(Cost $510,962)		585,993

Saudi Arabia - 2.3%
Abdullah Al Othaim Markets Co.	251	8,178
Advanced Petrochemical Co.	637	11,516
Al Rajhi Bank	6,302	152,908
Arab National Bank	2,895	14,944
Bank AlBilad	1,730	15,199
Bank Al-Jazira	2,466	8,850
Banque Saudi Fransi	2,907	21,625
Jarir Marketing Co.	342	15,593
National Commercial Bank	7,542	94,514
Riyad Bank	6,644	35,076
Samba Financial Group	4,870	43,824
Saudi Telecom Co.	3,007	95,249

(Cost $450,237)		517,476

Singapore - 1.5%
Oversea-Chinese Banking Corp. Ltd.	17,192	142,092
Singapore Exchange Ltd.	3,941	29,609
Singapore Technologies Engineering Ltd.	7,400	20,925
United Overseas Bank Ltd.	6,100	113,219
Venture Corp. Ltd.	1,500	21,659

(Cost $304,615)		327,504

South Africa - 1.0%
African Rainbow Minerals Ltd.	645	12,561
Exxaro Resources Ltd.	1,423	16,075
FirstRand Ltd.	24,148	80,226
Kumba Iron Ore Ltd.	298	12,769
Sanlam Ltd.	8,814	35,370
SPAR Group Ltd.	923	11,600
Standard Bank Group Ltd.	6,541	57,437

(Cost $278,633)		226,038

South Korea - 0.7%
Cheil Worldwide, Inc.	416	7,202
DB Insurance Co. Ltd.	238	8,770
Hyundai Marine & Fire Insurance Co. Ltd.	302	5,887
Korea Zinc Co. Ltd.	42	15,084
KT&G Corp.	580	40,422
LG Uplus Corp.	1,010	10,608
Samsung Fire & Marine Insurance Co. Ltd.	154	23,713
SK Telecom Co. Ltd.	198	43,618

(Cost $173,724)		155,304

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	1,238	38,078
Enagas SA	1,255	26,453
Endesa SA	1,609	40,134
Iberdrola SA	31,199	394,788
Naturgy Energy Group SA	1,496	37,606
Red Electrica Corp. SA	2,188	36,823

(Cost $452,464)		573,882

Sweden - 0.1%
Lundin Energy AB
(Cost $22,342)	927	30,138

Switzerland - 8.3%
ABB Ltd.	9,318	268,846
Adecco Group AG	817	51,513
Baloise Holding AG	238	41,774
Novartis AG	11,289	975,022
Swiss Life Holding AG	155	77,440
Swiss Prime Site AG	377	35,439
Swisscom AG	132	66,561
Zurich Insurance Group AG	765	313,926

(Cost $1,753,753)		1,830,521

Taiwan - 4.4%
Asia Cement Corp.	12,313	18,855
Catcher Technology Co. Ltd.	3,333	22,976
Chicony Electronics Co. Ltd.	3,000	10,103
Compal Electronics, Inc.	23,525	18,751
CTBC Financial Holding Co. Ltd.	89,646	64,372
Eclat Textile Co. Ltd.	916	14,125
First Financial Holding Co. Ltd.	51,565	38,601
Formosa Chemicals & Fibre Corp.	18,324	56,579
Formosa Plastics Corp.	18,816	65,867
Fubon Financial Holding Co. Ltd.	33,159	59,407
Globalwafers Co. Ltd.	1,090	28,960
Hon Hai Precision Industry Co. Ltd.	64,817	260,641
Lite-On Technology Corp.	10,598	22,602
Micro-Star International Co. Ltd.	3,163	16,921
Nien Made Enterprise Co. Ltd.	745	10,432
Novatek Microelectronics Corp.	3,017	51,344
Phison Electronics Corp.	715	11,796
Powertech Technology, Inc.	3,695	13,266
President Chain Store Corp.	3,012	28,333
Shanghai Commercial & Savings Bank Ltd.	18,943	27,137
Synnex Technology International Corp.	7,798	13,817
Taiwan Cement Corp.	23,586	35,566
Vanguard International Semiconductor Corp.	4,524	18,842
Walsin Technology Corp.	1,762	16,068
Wistron Corp.	13,212	15,179
Wiwynn Corp.	366	10,565
WPG Holdings Ltd.	6,156	10,023
Zhen Ding Technology Holding Ltd.	3,107	13,386

(Cost $757,835)		974,514

Thailand - 0.7%
Bangkok Bank PCL, NVDR	3,000	12,145
Bangkok Commercial Asset Management PCL, NVDR	7,000	5,041
Kasikornbank PCL, NVDR	7,700	36,156
Land & Houses PCL, NVDR	51,100	13,396
PTT PCL, NVDR	57,300	76,058
Ratch Group PCL, NVDR	3,200	5,442
Siam Commercial Bank PCL, NVDR	4,200	14,355

(Cost $184,045)		162,593

Turkey - 0.0%
Ford Otomotiv Sanayi AS
(Cost $4,121)	373	8,805

United Arab Emirates - 0.8%
Abu Dhabi Islamic Bank PJSC	5,718	7,768
Aldar Properties PJSC	19,047	18,875
Dubai Islamic Bank PJSC	10,699	13,836
Emirates NBD Bank PJSC	12,795	39,014
Emirates Telecommunications Group Co. PJSC	8,919	48,320
First Abu Dhabi Bank PJSC	13,328	53,339

(Cost $147,807)		181,152

United Kingdom - 14.3%
3i Group PLC	4,909	75,977
Admiral Group PLC	974	42,051
Anglo American PLC	6,244	242,032
BAE Systems PLC	16,411	111,027
British American Tobacco PLC	11,650	404,835
Direct Line Insurance Group PLC	6,932	31,071
GlaxoSmithKline PLC	25,556	425,471
Hargreaves Lansdown PLC	1,684	35,563
Imperial Brands PLC	4,803	89,512
M&G PLC	13,139	33,782
National Grid PLC	18,089	203,941
Rio Tinto PLC	5,715	494,350
Schroders PLC	634	31,050
Severn Trent PLC	1,206	36,926
Standard Life Aberdeen PLC	11,371	49,410
Tesco PLC	38,460	120,877
Unilever PLC	13,352	696,856
Wm Morrison Supermarkets PLC	12,257	29,278

(Cost $3,191,143)		3,154,009

TOTAL COMMON STOCKS (Cost $19,858,214)		21,599,179

PREFERRED STOCKS - 1.6%
Brazil - 0.2%
Cia Paranaense de Energia	424	4,456
Itausa SA	23,349	41,687

(Cost $61,540)		46,143

Chile - 0.0%
Embotelladora Andina SA, Class B
(Cost $5,766)	2,045	5,535

South Korea - 1.4%
Hyundai Motor Co.	106	9,812
Hyundai Motor Co. - 2nd Preferred	197	17,885
Samsung Electronics Co. Ltd.	4,195	271,826

(Cost $150,435)		299,523

TOTAL PREFERRED STOCKS (Cost $217,741)		351,201

EXCHANGE-TRADED FUNDS - 0.3%
WisdomTree Emerging Markets High Dividend Fund	300	12,732
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)	2,000	46,600

TOTAL EXCHANGE-TRADED FUNDS (Cost $58,413)		59,332

SECURITIES LENDING COLLATERAL - 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
(Cost $249,105)	249,105	249,105

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
(Cost $20,710)	20,710	20,710

TOTAL INVESTMENTS - 100.7% (Cost $20,404,183)		$22,279,527
Other assets and liabilities, net - (0.7%)		(145,323)

NET ASSETS - 100.0%		$22,134,204

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)
—	205,283	(158,146)	(984)	447	855	—	2,000	46,600
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
237,415	11,690(g)	—	—	—	83	—	249,105	249,105
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
128,203	1,183,560	(1,291,053)	—	—	15	—	20,710	20,710

365,618	1,400,533	(1,449,199)	(984)	447	953	—	271,815	316,415

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $231,806, which is 1.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Company declared its annual dividend during the 12-month period ended February, 28 2021, the scheduled payment date was subsequent to February, 28 2021.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,273.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSC:	Kuwait Shareholding Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,648,994	25.8%
Materials	3,262,642	14.9
Health Care	2,308,814	10.5
Consumer Staples	2,225,574	10.1
Industrials	1,819,831	8.3
Utilities	1,790,644	8.1
Communication Services	1,297,910	5.9
Energy	969,859	4.4
Consumer Discretionary	959,323	4.3
Information Technology	899,725	4.2
Real Estate	767,064	3.5

Total	$21,950,380	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
MSCI EAFE Futures	USD	1	$108,920	$108,200	3/19/2021	$(720)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$21,599,179	$—	$—	$21,599,179
Preferred Stocks(i)	351,201	—	—	351,201
Exchange-Traded Funds	59,332	—	—	59,332
Short-Term Investments(i)	269,815	—	—	269,815

TOTAL	$22,279,527	$—	$—	$22,279,527

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Futures Contracts	$(720)	$—	$—	$(720)

TOTAL	$(720)	$—	$—	$(720)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.